18. Transactions with Related Parties (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Total deposits with related parties	$ 7,901,009	$ 6,591,585
Amount of rental income received	37,177	33,950
Amount paid to CFSG	$ 36,318	$ 38,982